UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2006

                 Check here if Amendment [ ]; Amendment Number:
         This Amendment (check only one.)   [  ] is a restatement
                                            [  ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                       BOULDER INVESMENT ADVISERS, L.L.C.
                                     (Name)

                           1680 38th Street, Suite 800
                             Boulder, Colorado 80301
                                    (Address)

                         Form 13F File Number: 28-10970

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Stephen C. Miller
Title:            President
Phone:            (303) 444-5483

Signature, Place, and Date of Signing:

/s/ Stephen C. Miller       Boulder, Colorado           May 11, 2006
      (Signature)             (City, State)                (Date)

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  1

Form 13F Information Table Entry Total:     62

Form 13F Information Table Value Total:     $393,375  (thousands)


List Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name

1        28- 10971                  Stewart West Indies Trading Co., Ltd.
                                    (d/b/a Stewart Investment Advisers)

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                           FORM 13F INFORMATION TABLE

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 ---------------------------------------------------------------------------------------------------------------------------------
   NAME OF ISSUER         TITLE   CUSIP           VALUE     SHRS OR   SH/   PUT/    INVESTMENT     OTHER        VOTING AUTHORITY
                           OF                    (x$1000)   PRN AMT   PRN   CALL    DISCRETION    MANAGERS
                          CLASS                                                                              -----------------------
                                                                                                              SOLE    SHARED   NONE
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   AIM SELECT REAL         SHS     00888R107     907        56,000     SH           DEFINED                1         56,000
   ESTATE INCM

   ANHEUSER BUSCH COS INC  COM     035229103     21,740     508,300    SH           DEFINED                1         508,300

   APARTMENT INVT & MGMT
   CO                      CL A    03748R101     5          100        SH           DEFINED                1         100

   ARCHSTONE SMITH TR      COM     039583109     3,658      75,000     SH           DEFINED                1         75,000

   AVALONBAY COMNTYS INC   COM     053484101     5,128      47,000     SH           DEFINED                1         47,000

   BERKSHIRE HATHAWAY INC  CL A    084670108     93,061     1,030      SH           DEFINED                1         1,030

   BERKSHIRE HATHAWAY INC  CL B    084670207     33,433     11,100     SH           DEFINED                1         11,100

   BLACKROCK GLOBAL FLG
   INC TR                  COM     091941104     37         2,000      SH           DEFINED                1         2,000

   BLAIR CORP              COM     092828102     1          30         SH           DEFINED                1         30

                           SH BEN INT
   BRANDYWINE RLTY TR      NEW     105368203     1,240      39,054     SH           DEFINED                1         39,054

   BRISTOL MEYERS SQUIBB
   CO                      COM     110122108     2,584      105,000    SH           DEFINED                1         105,000

   CATERPILLAR INC DEL     COM     149123101     5,745      80,000     SH           DEFINED                1         80,000

                           DEPOSITORY
   CEDAR FAIR LP           UNIT    150185106     3          100        SH           DEFINED                1         100

   CITIGROUP INC           COM     172967101     13,855     293,360    SH           DEFINED                1         293,360

   CITIGROUP INVTS LN FD
   INC                     COM     17307C107     113        8,547      SH           DEFINED                1         8,547

   COHEN & STEERS REIT &
   UTIL I                  COM     19247Y108     1,908      100,000    SH           DEFINED                1         100,000

   CORNERSTONE STRATEGIC
   VALUE                   COM     21924B104     -          1          SH           DEFINED                1         1

   CORNERSTONE TOTAL
   RTRN FD IN              COM     21924U102     -          1          SH           DEFINED                1         1

                           SPON ADR
   DIAGEO PLC              NEW     25243Q205     6,343      100,000    SH           DEFINED                1         100,000

   DORAL FINL CORP         COM     25811P100     4,100      355,000    SH           DEFINED                1         355,000

   DUKE REALTY CORP        COM NEW 264411505     4          100        SH           DEFINED                1         100

   DWS RREEF REAL ESTATE
   FD II                   COM     23338X102     754        43,800     SH           DEFINED                1         43,800

   EAGLE MATERIALS INC     COM     26969P108     191        3,000      SH           DEFINED                1         3,000

   EATON CORP              COM     278058102     14,667     201,000    SH           DEFINED                1         201,000

   EATON VANCE FLTING
   RATE INC                COM     278279104     36         2,000      SH           DEFINED                1         2,000

   EATON VANCE SR INCOME   SH BEN
   TR                      INT     27826S103     1,391      172,000    SH           DEFINED                1         172,000

   EQUITY OFFICE
   PROPERTIES TR           COM     294741103     3          100        SH           DEFINED                1         100

   FIDELITY NATIONAL
   FINL INC                COM     316326107     3,450      98,500     SH           DEFINED                1         98,500

   FIDELITY NATL TITLE
   GROUP IN                CL A    31620R105     392        17,237     SH           DEFINED                1         17,237

   FIRST AMER CORP CALIF   COM     318522307     6,266      160,000    SH           DEFINED                1         160,000

   FIRST INDUSTRIAL
   REALTY TRUST            COM     32054K103     19,253     451,000    SH           DEFINED                1         451,000

   FIRST TR FOUR CRNRS     COM
   SR FLT R                SHS     33733Q107     892        50,000     SH           DEFINED                1         50,000

   FIRST TR/FOUR CRNRS
   SR FLOAT                COM     33733U108     2,444      137,000    SH           DEFINED                1         137,000

   FLAHERTY & CRMN/CLYMR   COM
   PFD SE                  SHS     338478100     12,355     623,700    SH           DEFINED                1         623,700

   FLAHERTY & CRMRN
   CLYMRE T R              COM     338479108     4,041      204,000    SH           DEFINED                1         204,000

   FLOATING RATE INCM
   STRT FD I               COM     339735102     1,703      95,200     SH           DEFINED                1         95,200

   FLOATING RATE INCM      COM
   STRTS FD                SHS     339736100     3,197      180,100    SH           DEFINED                1         180,100

   FOREST LABS INC         COM     345838106     4,017      90,000     SH           DEFINED                1         90,000

   GABELLI UTIL TR         COM     36240A101     1          125        SH           DEFINED                1         125

   HEALTH CARE PPTY INVS
   INC                     COM     421915109     170        6,000      SH           DEFINED                1         6,000

   HEALTHCARE RLTY TR      COM     421946104     150        4,000      SH           DEFINED                1         4,000

                           COM SH BEN
   HOSPITALITY PPTYS TR    INT     44106M102     5,022      115,000    SH           DEFINED                1         115,000

                           COM SH BEN
   HRPT PPTYS TR           INT     40426W101     14,558     1,240,000  SH           DEFINED                1         1,240,000

   JOHNSON & JOHNSON       COM     478160104     4,145      70,000     SH           DEFINED                1         70,000

                           SH BEN
   LIBERTY PPTY TR         INT     531172104     141        3,000      SH           DEFINED                1         3,000

   MARSH & MCLENNAN CO
   INC                     COM     571748102     6,606      225,000    SH           DEFINED                1         225,000

   MILLS CORP              COM     601148109     3          100        SH           DEFINED                1         100

   MORGAN STANLEY EMER
   MKT FD                  COM     61744H105     1          100        SH           DEFINED                1         100

   NATIONWIDE HEALTH
   PPTYS INC               COM     638620104     968        45,000     SH           DEFINED                1         45,000

   NUVEEN FLOATING RATE
   INCOME                  COM     67072T108     2,023      155,000    SH           DEFINED                1         155,000

   PAN PACIFIC RETAIL
   PPTYS INC               COM     69806L104     2,127      30,000     SH           DEFINED                1         30,000

   PFIZER INC              COM     717081103     6,728      270,000    SH           DEFINED                1         270,000

   REDWOOD TR INC          COM     758075402     4,332      100,000    SH           DEFINED                1         100,000

   REGENCY CTRS CORP       COM     758849103     3,695      55,000     SH           DEFINED                1         55,000

   SIMON PPTY GROUP INC
   NEW                     COM     828806109     2          29         SH           DEFINED                1         29

                           PFD
   SIMON PPTY GROUP INC    CONV
   NEW                     I 6%    828806802     2          30         SH           DEFINED                1         30

   SUN COMMUNITIES INC     COM     866674104     1,485      42,000     SH           DEFINED                1         42,000

   TANGER FACTORY OUTLET
   CTRS                    COM     875465106     7          200        SH           DEFINED                1         200

   TRIZEC PROPERTIES INC   COM     89687P107     232        9,000      SH           DEFINED                1         9,000

   WAL MART STORES INC     COM     931142103     24,329     515,000    SH           DEFINED                1         515,000

   WASHINGTON MUT INC      COM     939322103     18,904     443,549    SH           DEFINED                1         443,549

   YUM BRANDS INC          COM     988498101     28,827     590,000    SH           DEFINED                1         590,000


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